Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Cash and cash equivalents

3.Cash and cash equivalents

Cash and cash equivalents consist of the following:

	December 31, 2025	December 31, 2024
	$	$
Cash balances with banks	4,384	24,385
Short-term instruments	5,420	15,688
Total cash and cash equivalents	9,804	40,073

Cash and cash equivalents include cash held with financial institutions and highly liquid short-term instruments, including guaranteed investment certificates, with original maturities of three months or less. These instruments bear interest at either variable rates based on prevailing market rates or fixed rates for short-term instruments that have original maturities of less than three months.